Note 2 - Investments (Details) - State-guaranteed Receivables by Contractual Maturity - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Note 2 - Investments (Details) - State-guaranteed Receivables by Contractual Maturity [Line Items]
Total	$ 7,692,959	$ 7,917,379
Total	9,094,934	$ 9,719,006
State-Guaranteed Receivables [Member]
Note 2 - Investments (Details) - State-guaranteed Receivables by Contractual Maturity [Line Items]
Due in one year or less	763,177
Due in one year or less	772,746
Due after one year through five years	2,663,392
Due after one year through five years	2,898,690
Due after five years through ten years	3,014,588
Due after five years through ten years	3,688,548
Due after ten years	1,251,802
Due after ten years	1,734,950
Total	7,692,959
Total	$ 9,094,934